Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities [Line Items]
Balance beginning	$ 46,460
Ending balance	46,460		$ 46,460
Goodwill acquired in a business combination
Impairment of goodwill			(2,043,011)	$ (688,127)
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities [Line Items]
Balance beginning				62,733
Purchase of marketable securities
Interest due at maturity
Other than temporary impairment				(62,733)
Conversion of marketable securities
Ending balance
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities [Line Items]
Balance beginning	46,460	1,374,835	1,374,835	1,035,795
Ending balance			46,460	1,374,835
Goodwill acquired in a business combination			105,440	1,374,835
Impairment of goodwill			(1,433,815)	(1,035,795)
Equity investment [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities [Line Items]
Balance beginning		$ 50,000	50,000	217,096
Purchase of equity investments				150,000
Other than temporary impairment			(50,000)	(102,096)
Conversion to equity method investments				(215,000)
Ending balance				$ 50,000